Related Party Transactions (Affiliated Asset Transfers) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Realized investment gains (losses), net	$ (1,430,425)	$ 451,417	$ (1,147,099)
Affiliated Entity | PAR U - January 2024, Transfer in, Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	1,598,161
Book Value	1,598,161
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | PAR U, January 2024, Transfer in, Fixed Maturities 1
Related Party Transaction [Line Items]
Fair Value	778,745
Book Value	778,745
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | PURC - January 2024 - Transfer in - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	2,155,560
Book Value	2,155,560
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | GUL Re - January 2024 - Transfer in - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	1,685,582
Book Value	1,685,582
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | GUL Re - January 2024 - Transfer in - Equities1
Related Party Transaction [Line Items]
Fair Value	4,976
Book Value	4,976
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | PURE - January 2024 - Transfer out - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	1,598,161
Book Value	1,598,161
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | PURE, January 2024, Transfer out, Fixed Maturities 1
Related Party Transaction [Line Items]
Fair Value	778,745
Book Value	778,745
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | PURE - January 2024 - Transfer out - Fixed Maturities 2
Related Party Transaction [Line Items]
Fair Value	2,155,560
Book Value	2,155,560
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | PURE - January 2024 - Transfer out - Fixed Maturities 3
Related Party Transaction [Line Items]
Fair Value	1,685,582
Book Value	1,685,582
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | PURE - January 2024 - Transfer out - Fixed Maturities 4
Related Party Transaction [Line Items]
Fair Value	4,976
Book Value	4,976
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Ironbound - January 2024 - Purchase - Other Invested Assets
Related Party Transaction [Line Items]
Fair Value	60,414
Book Value	60,414
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Windhill CLO 1, Ltd. - February 2024 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	18,428
Book Value	18,858
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(430)
Affiliated Entity | Windhill CLO 2, Ltd. - February 2024 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	19,652
Book Value	20,057
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(405)
Affiliated Entity | PAR Term - February 2024 - Purchase - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	43,084
Book Value	43,084
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Windhill CLO 1, Ltd. - March 2024 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	10,148
Book Value	10,387
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(239)
Affiliated Entity | Windhill CLO 2, Ltd. - March 2024 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	14,763
Book Value	15,091
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(328)
Affiliated Entity | Prudential Insurance - March 2024 - Purchase - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	198,804
Book Value	206,285
APIC, Net of Tax Increase/ (Decrease)	5,910
Realized investment gains (losses), net	0
Affiliated Entity | PAR U - March 2024 - Transfer in - Other Invested Assets
Related Party Transaction [Line Items]
Fair Value	188,500
Book Value	188,500
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | PURE - March 2024 - Transfer out - Other Invested Assets
Related Party Transaction [Line Items]
Fair Value	188,500
Book Value	188,500
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Windhill CLO 1, Ltd. - April 2024 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	2,261
Book Value	2,300
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(39)
Affiliated Entity | Windhill CLO 2, Ltd. - May 2024 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	14,034
Book Value	14,415
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(381)
Affiliated Entity | Windhill CLO 1, Ltd. - June 2024 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	2,045
Book Value	2,100
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(55)
Affiliated Entity | Windhill CLO 2, Ltd. - June 2024 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	23,342
Book Value	23,743
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(401)
Affiliated Entity | PAR U - June 2024 - Transfer in - Other Invested Assets
Related Party Transaction [Line Items]
Fair Value	326
Book Value	326
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | PURE - June 2024 - Transfer out - Other Invested Assets
Related Party Transaction [Line Items]
Fair Value	326
Book Value	326
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | PAR U - June 2024 - Purchase - Commercial Mortgage and Othe Loans
Related Party Transaction [Line Items]
Fair Value	12,555
Book Value	12,555
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Windhill CLO 2, Ltd. - July 2024 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	53,462
Book Value	54,628
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(1,166)
Affiliated Entity | Windhill CLO 2, Ltd. - July 2024 - Sale - Fixed Maturities1
Related Party Transaction [Line Items]
Fair Value	6,579
Book Value	6,695
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(116)
Affiliated Entity | Windhill CLO 1, Ltd. - July 2024 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	2,136
Book Value	2,200
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(64)
Affiliated Entity | PAR U - July 2024 - Purchase - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	17,402
Book Value	17,402
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Prudential Insurance - July 2024 - Purchase - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	22,655
Book Value	23,433
APIC, Net of Tax Increase/ (Decrease)	614
Realized investment gains (losses), net	0
Affiliated Entity | PAR U - July 2024 - Purchase - Fixed Maturities1
Related Party Transaction [Line Items]
Fair Value	1,239
Book Value	1,239
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | PAR U - July 2024 - Purchase - Derivatives
Related Party Transaction [Line Items]
Fair Value	2,975
Book Value	2,975
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Windhill CLO 2, Ltd. - August 2024 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	21,929
Book Value	22,500
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(571)
Affiliated Entity | Windhill CLO 1, Ltd. - August 2024 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	13,650
Book Value	14,100
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(450)
Affiliated Entity | PAR U - August 2024 - Purchase - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	46,742
Book Value	46,742
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | PAR U - August 2024 - Purchase - Fixed Maturities1
Related Party Transaction [Line Items]
Fair Value	4,793
Book Value	4,793
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Prudential Insurance - August 2024 - Purchase - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	35,872
Book Value	35,085
APIC, Net of Tax Increase/ (Decrease)	(621)
Realized investment gains (losses), net	0
Affiliated Entity | Windhill CLO 2, Ltd. - September 2024 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	57,613
Book Value	57,613
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Windhill CLO 2, Ltd. - September 2024 - Sale - Fixed Maturities1
Related Party Transaction [Line Items]
Fair Value	24,575
Book Value	24,911
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(336)
Affiliated Entity | Prudential Insurance - September 2024 - Purchase - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	44,773
Book Value	43,632
APIC, Net of Tax Increase/ (Decrease)	(901)
Realized investment gains (losses), net	0
Affiliated Entity | Hirakata - October 2024 - Purchase - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	21,229
Book Value	21,229
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Hirakata - October 2024 - Purchase - Fixed Maturities1
Related Party Transaction [Line Items]
Fair Value	3,901
Book Value	3,901
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | PAR U - October 2024 - Transfer in - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	6,615,438
Book Value	6,615,438
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Windhill CLO 3, Ltd. - October 2024 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	232,036
Book Value	235,610
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(3,574)
Affiliated Entity | Windhill CLO 2, Ltd. - October 2024 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	5,824
Book Value	5,899
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(75)
Affiliated Entity | Windhill CLO 2, Ltd. - October 2024 - Sale - Fixed Maturities1
Related Party Transaction [Line Items]
Fair Value	14,690
Book Value	14,959
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(269)
Affiliated Entity | Windhill CLO 1, Ltd. - October 2024 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	3,038
Book Value	3,100
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(62)
Affiliated Entity | PAR U - October 2024 - Transfer in - Equities
Related Party Transaction [Line Items]
Fair Value	6,120
Book Value	6,120
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Windhill CLO 3, Ltd. - November 2024 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	17,409
Book Value	17,518
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(109)
Affiliated Entity | Windhill CLO 3, Ltd. - December 2024 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	38,020
Book Value	38,537
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(517)
Affiliated Entity | Windhill CLO 3, Ltd. - December 2024 - Sale - Short-term Investments
Related Party Transaction [Line Items]
Fair Value	2,882
Book Value	2,905
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(23)
Affiliated Entity | Prudential Insurance - December 2024 - Contributed Capital - Equities
Related Party Transaction [Line Items]
Fair Value	415,696
Book Value	416,265
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Windhill CLO 2, Ltd. - January 2025 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	2,738
Book Value	2,800
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(62)
Affiliated Entity | Windhill CLO 3, Ltd. - January 2025 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	17,046
Book Value	17,363
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(317)
Affiliated Entity | Windhill CLO 1, Ltd. - January 2025 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	2,152
Book Value	2,200
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(48)
Affiliated Entity | PAR U - February 2025 - Purchase - Derivatives
Related Party Transaction [Line Items]
Fair Value	417,169
Book Value	417,169
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Windhill CLO 2, Ltd. - February 2025 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	7,482
Book Value	7,600
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(118)
Affiliated Entity | Windhill CLO 3, Ltd. - February 2025 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	17,172
Book Value	17,410
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(238)
Affiliated Entity | Windhill CLO 1, Ltd. - February 2025 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	9,784
Book Value	9,900
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(116)
Affiliated Entity | Prudential Insurance - February 2025 - Purchase - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	100,033
Book Value	101,147
APIC, Net of Tax Increase/ (Decrease)	880
Realized investment gains (losses), net	0
Affiliated Entity | Prudential Insurance - March 2025 - Purchase - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	226,726
Book Value	260,396
APIC, Net of Tax Increase/ (Decrease)	26,599
Realized investment gains (losses), net	0
Affiliated Entity | Windhill CLO 3, Ltd. - March 2025 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	9,019
Book Value	9,144
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(125)
Affiliated Entity | Windhill CLO 1, Ltd. - March 2025 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	8,469
Book Value	8,500
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(31)
Affiliated Entity | Windhill CLO 1, Ltd. - March 2025 - Sale - Fixed Maturities1
Related Party Transaction [Line Items]
Fair Value	10,184
Book Value	10,301
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(117)
Affiliated Entity | Windhill CLO 1, Ltd. - March 2025 - Purchase - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	921
Book Value	921
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Windhill CLO 1, Ltd. - April 2025 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	21,646
Book Value	22,003
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(357)
Affiliated Entity | Windhill CLO 2, Ltd. - April 2025 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	8,597
Book Value	8,646
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(49)
Affiliated Entity | Windhill CLO 3, Ltd. - April 2025 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	33,528
Book Value	34,110
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(582)
Affiliated Entity | Windhill CLO 1, Ltd. - April 2025 - Purchase - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	24
Book Value	24
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Prudential Insurance - April 2025 - Purchase - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	51,030
Book Value	53,646
APIC, Net of Tax Increase/ (Decrease)	2,066
Realized investment gains (losses), net	0
Affiliated Entity | Windhill CLO 1, Ltd. - May 2025 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	9,254
Book Value	9,388
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(134)
Affiliated Entity | Windhill CLO 2, Ltd. - May 2025 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	14,667
Book Value	14,792
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(125)
Affiliated Entity | Windhill CLO 4, Ltd. - May 2025 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	235,316
Book Value	237,464
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(2,148)
Affiliated Entity | Prudential Insurance - May 2025 - Purchase - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	24,037
Book Value	24,000
APIC, Net of Tax Increase/ (Decrease)	(29)
Realized investment gains (losses), net	0
Affiliated Entity | PARCC - May 2025 - Purchase - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	103,549
Book Value	103,549
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Prudential Insurance - May 2025 - Contributed Capital - Other Invested Assets
Related Party Transaction [Line Items]
Fair Value	207,870
Book Value	207,870
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Windhill CLO 2, Ltd. - June 2025 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	500
Book Value	500
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Windhill CLO 3, Ltd. - June 2025 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	2,608
Book Value	2,608
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Windhill CLO 4, Ltd. - June 2025 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	19,136
Book Value	19,351
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(215)
Affiliated Entity | Windhill CLO 1, Ltd. - July 2025 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	2,189
Book Value	2,200
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(11)
Affiliated Entity | Windhill CLO 2, Ltd. - July 2025 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	1,800
Book Value	1,800
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Windhill CLO 3, Ltd. - July 2025 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	1,681
Book Value	1,700
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(19)
Affiliated Entity | Windhill CLO 4, Ltd. - July 2025 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	644
Book Value	650
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(6)
Affiliated Entity | Windhill CLO 1, Ltd. - August 2025 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	16,310
Book Value	16,526
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(216)
Affiliated Entity | Windhill CLO 2, Ltd. - August 2025 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	2,920
Book Value	2,920
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Windhill CLO 3, Ltd. - August 2025 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	2,090
Book Value	2,090
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Prudential Insurance - August 2025 - Purchase - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	117,008
Book Value	116,592
APIC, Net of Tax Increase/ (Decrease)	(328)
Realized investment gains (losses), net	0
Affiliated Entity | Windhill CLO 1, Ltd. - September 2025 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	1,195
Book Value	1,200
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(5)
Affiliated Entity | Windhill CLO 2, Ltd. - September 2025 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	9,273
Book Value	9,314
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(41)
Affiliated Entity | Windhill CLO 3, Ltd. - September 2025 - Sale -Short-term Investments
Related Party Transaction [Line Items]
Fair Value	235
Book Value	235
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Windhill CLO 4, Ltd. - September 2025 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	4,910
Book Value	4,941
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(31)
Affiliated Entity | PGIM Strategic Investments Inc - September 2025 - Sale - Other Invested Assets
Related Party Transaction [Line Items]
Fair Value	61,361
Book Value	61,361
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Windhill CLO 2, Ltd. - October 2025 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	1,389
Book Value	1,400
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(11)
Affiliated Entity | Windhill CLO 3, Ltd. - October 2025 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	4,791
Book Value	4,800
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(9)
Affiliated Entity | Windhill CLO 4, Ltd. - October 2025 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	75,800
Book Value	76,335
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(535)
Affiliated Entity | Windhill CLO 5, Ltd. - November 2025 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	134,211
Book Value	135,041
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(830)
Affiliated Entity | Prudential Insurance - November 2025 - Sale - Commercial Mortgage and Other Loans
Related Party Transaction [Line Items]
Fair Value	101,514
Book Value	99,786
APIC, Net of Tax Increase/ (Decrease)	1,365
Realized investment gains (losses), net	0
Affiliated Entity | Prudential Insurance - November 2025 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	29,140
Book Value	28,813
APIC, Net of Tax Increase/ (Decrease)	258
Realized investment gains (losses), net	0
Affiliated Entity | Prudential Insurance - November 2025 - Sale - Fixed Maturitie1
Related Party Transaction [Line Items]
Fair Value	758
Book Value	781
APIC, Net of Tax Increase/ (Decrease)	(19)
Realized investment gains (losses), net	0
Affiliated Entity | Prudential Insurance - November 2025 - Purchase - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	148,886
Book Value	149,101
APIC, Net of Tax Increase/ (Decrease)	169
Realized investment gains (losses), net	0
Affiliated Entity | Prudential Insurance - November 2025 - Purchase - Fixed Maturities1
Related Party Transaction [Line Items]
Fair Value	28,011
Book Value	29,000
APIC, Net of Tax Increase/ (Decrease)	781
Realized investment gains (losses), net	0
Affiliated Entity | Prudential Insurance - November 2025 - Purchase - Fixed Maturities2
Related Party Transaction [Line Items]
Fair Value	9,337
Book Value	9,060
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(277)
Affiliated Entity | Windhill CLO 1, Ltd. - December 2025 - Purchase - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	1,112
Book Value	1,112
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Windhill CLO 1, Ltd. - December 2025 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	16,955
Book Value	17,075
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(120)
Affiliated Entity | Windhill CLO 2, Ltd. - December 2025 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	4,896
Book Value	4,920
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(24)
Affiliated Entity | Windhill CLO 3, Ltd. - December 2025 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	9,008
Book Value	9,076
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(68)
Affiliated Entity | Windhill CLO 3, Ltd. - December 2025 - Sale - Short-term Investments
Related Party Transaction [Line Items]
Fair Value	353
Book Value	353
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Affiliated Entity | Windhill CLO 4, Ltd. - December 2025 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	10,562
Book Value	10,662
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(100)
Affiliated Entity | Windhill CLO 5, Ltd. - December 2025 - Sale - Fixed Maturities
Related Party Transaction [Line Items]
Fair Value	27,642
Book Value	27,913
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	(271)
Affiliated Entity | Passaic Fund LLC - December 2025 - Sale - Other Invested Assets
Related Party Transaction [Line Items]
Fair Value	35,828
Book Value	35,828
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	$ 0